Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Feb. 28, 2017
Cash and Cash Equivalents [Abstract]
Components of Cash, Cash Equivalents and Investments
The components of cash, cash equivalents and investments by fair value level as at February 28, 2017 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$218	$—	$—	$—	$218	$216	$—	$—	$2
Other investments	34	—	—		34	—	—	34	—
	252	—	—	—	252	216	—	34	2
Level 1:
Equity securities	10	—	(5)	—	5	—	5	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	242	—	—	—	242	143	50	—	49
Bankers’ acceptances	125	—	—	—	125	125	—	—	—
Commercial paper	274	—	—	—	274	212	62	—	—
Non-U.S. promissory notes	117	—	—	—	117	38	79	—	—
Non-U.S. government sponsored enterprise notes	49	—	—	—	49	—	49	—	—
Non-U.S. treasury bills/notes	300	—	—	—	300	—	300	—	—
U.S. treasury bills/notes	315	—	(1)	—	314	—	99	215	—
	1,422	—	(1)	—	1,421	518	639	215	49
Level 3:
Corporate notes/bonds	1	—	—	—	1	—	—	1	—
Auction rate securities	20	2	—	(3)	19	—	—	19	—
	21	2	—	(3)	20	—	—	20	—
	$1,705	$2	$(6)	$(3)	$1,698	$734	$644	$269	$51

The components of cash, cash equivalents and investments by fair value level as at February 29, 2016 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash and Cash Equivalents
Bank balances	$603	$—	$—	$—	$603	$600	$—	$—	$3
Other investments	52	—	—	—	52	—	—	52	—
	655	—	—	—	655	600	—	52	3
Level 1:
Auction rate securities	10	1	—	(1)	10	—	10	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	122	—	—	—	122	—	75	—	47
Bankers’ acceptances	73	—	—	—	73	73	—	—	—
Commercial paper	402	—	—	—	402	104	298	—	—
Non-U.S. promissory notes	175	—	—	—	175	65	110	—	—
U.S. government sponsored enterprise notes	104	—	—	—	104	—	104	—	—
Non-U.S. government sponsored enterprise notes	232	—	—	—	232	—	232	—	—
Non-U.S. treasury bills/notes	395	—	—	—	395	115	280	—	—
U.S. treasury bills/notes	435	—	—	—	435	—	311	124	—
	1,938	—	—	—	1,938	357	1,410	124	47
Level 3:
Corporate notes/bonds	2	—	—	—	2	—	—	2	—
Auction rate securities	21	2	—	(4)	19	—	—	19	—
	23	2	—	(4)	21	—	—	21	—
	$2,626	$3	$—	$(5)	$2,624	$957	$1,420	$197	$50

Contractual Maturities of Available-for-Sale Investments
The contractual maturities of available-for-sale investments as at February 28, 2017 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,206	$1,206
Due in one to five years	217	216
Due after five years	17	19
No fixed maturity	10	5
	$1,450	$1,446